INVESTMENT IN ASSOCIATES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Associates and Joint Ventures [Line Items]
Revenues	[1]	$ 1,886	$ 1,643	$ 1,430
Net income (loss)	[1]	1,619	27	(232)
Other comprehensive loss		(108)	(86)	(341)
Comprehensive income (loss)		$ 1,511	(59)	$ (573)
Acquisition-related costs for transaction			105
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Revenues			1,227
Net income (loss)			57
Other comprehensive loss			21
Comprehensive income (loss)			78
Australian Regulated Utility
Disclosure of Associates and Joint Ventures [Line Items]
Revenues			1,227
Net income (loss)			57
Other comprehensive loss			21
Comprehensive income (loss)			$ 78

[1]	Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.